November 29, 2019

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentleman:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 80, on behalf of the River Canyon Total Return Bond Fund (the “Fund”), to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to update the Fund’s principal investment strategy to allow the Fund to invest a greater percentage of its assets in non-investment grade securities.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

   Michael.Wible@ThompsonHine.com    Fax: 614.469.3361    Phone: 614.469.3297